Subsequent event (Tables)	12 Months Ended
Mar. 31, 2020
Subsequent event
Schedule of employee rationalisation

Division/Function	Number of Employees
Product development	30
Sales and marketing	118
Technology development and technology support	24
Others (including operations, business development, administration, finance and accounting, legal and human resources)	745
Total	917